Lease - Summary of Future Minimum Rental Payments For Operating Leases (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases, Operating [Abstract]
1 year (Including 1 year)	¥ 35,896,070	$ 5,501,313	¥ 23,907,380
1 year to 2 years (Including 2 years)	18,750,779	2,873,683	18,844,937
2 years to 3 years (Including 3 years)	13,526,508	2,073,028	4,388,769
Over 3 years	62,078,863	9,514,002
Total	130,252,220	19,962,026	47,141,086
Less: imputed interest	26,252,614	4,023,389	3,528,058
Present value of lease liabilities	¥ 103,999,606	$ 15,938,637	¥ 43,613,028